UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification

	811-21793	October 21, 2016

2.	Exact name of investment company as specified in registration statement:

BlackRock Enhanced Government Fund, Inc.

3.	Address of principal executive office: (number, street, city, state, zip code)

100 Bellevue Parkway

Wilmington, DE 19809

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Jay Fife

Jay Fife
Treasurer

NOTIFICATION OF THE
ANNUAL REPURCHASE OFFER

October 21, 2016

Dear BlackRock Enhanced Government Fund, Inc. Stockholder:

Notice is hereby given to stockholders of BlackRock Enhanced Government Fund, Inc. (the “Fund”) of the Fund’s annual repurchase offer (the “Repurchase Offer”). This notice is to inform you about the Repurchase Offer.

The Fund is structured as an interval fund which permits it to offer its stockholders the opportunity to tender shares for repurchase by the Fund once annually. The Fund may conduct annual repurchases for between 5% and 25% of the Fund’s outstanding shares, subject to the approval of the Fund’s Board of Directors. On September 9, 2016, the Fund’s Board of Directors considered and approved the Repurchase Offer. The Fund is making this offer to repurchase up to 10% of its issued and outstanding shares of common stock as of November 22, 2016 pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

The Repurchase Offer is for cash at a price equal to the net asset value of the Fund’s shares, less a repurchase fee of 2% of the value of the shares repurchased, as of the close of regular trading on the New York Stock Exchange on December 6, 2016 (the "Repurchase Offer Pricing Date"), upon the terms and conditions set forth in the attached Repurchase Offer Statement and Letter of Transmittal.

The Repurchase Offer applies to all stockholders of the Fund. The Repurchase Offer will commence on October 21, 2016 and will end at 5:00 p.m., Eastern Time, on November 22, 2016. If you are not interested in selling your shares at this time, no action is necessary.

All repurchase requests must be made through your broker or financial adviser, or in the case of registered stockholders, through Computershare Trust Company (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services related to the Repurchase Offer. Should you wish to participate in the Repurchase Offer, please contact your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, no later than 5:00 p.m., Eastern Time, on November 22, 2016 (the "Repurchase Offer Request Deadline").

The market price and net asset value of the shares may fluctuate between the Repurchase Offer Request Deadline and the Repurchase Offer Pricing Date. During that period, the Fund’s shares may be trading in the secondary market at a price that is higher or lower than their net asset value.

You will be charged a repurchase fee of 2% of the value of the shares repurchased by the Fund. Your broker or financial adviser may also charge you a transaction fee in connection with the processing of a repurchase request.

The Fund has established a record date of October 7, 2016 solely for the purpose of identifying stockholders eligible to receive Repurchase Offer materials. Stockholders who choose to participate in the Repurchase Offer can expect payment for the shares repurchased to be made on or before December 13, 2016.

All repurchase requests must be received in good order by your broker or financial adviser, or in the case of registered stockholders, by the Depositary Agent, on or before 5:00 p.m., Eastern Time, November 22, 2016. If you are not interested in selling your shares at this time, no action is necessary.

None of the Fund, its Board of Directors or its investment adviser is making any recommendation to any stockholder as to whether to tender or refrain from tendering shares pursuant to the Repurchase Offer. Each stockholder is urged to read and evaluate the attached Repurchase Offer Statement and Letter of Transmittal carefully.

No person has been authorized to make any recommendation on behalf of the Fund as to whether stockholders should tender or refrain from tendering shares pursuant to the Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained in the attached Repurchase Offer Statement and Letter of Transmittal. If given or made, any such recommendation and any such information and representation must not be relied upon as having been authorized by the Fund, its Board of Directors or its investment advisor.

If you have any questions, please refer to the attached Repurchase Offer Statement and Letter of Transmittal, which contain additional important information about the Repurchase Offer, or contact your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent.

Sincerely,

Janey Ahn
Secretary
BlackRock Enhanced Government Fund, Inc.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.
REPURCHASE OFFER STATEMENT
October 21, 2016

The repurchase offer (the “Repurchase Offer”) by BlackRock Enhanced Government Fund, Inc. (the “Fund”) and acceptance of the Repurchase Offer by tender of shares of the Fund are made upon the terms and conditions set forth in this Repurchase Offer Statement and the attached Letter of Transmittal.

1. THE OFFER. The Fund is offering to repurchase for cash up to 10%, (the “Repurchase Offer Amount”) of its issued and outstanding shares of common stock (“Shares”) as of November 22, 2016 (the “Repurchase Offer Request Deadline”) at a price equal to the net asset value (“NAV”) of the Shares, less a repurchase fee of 2% of the value of the Shares repurchased, as of the close of regular trading on the New York Stock Exchange on December 6, 2016 (the “Repurchase Offer Pricing Date”) upon the terms and conditions set forth herein and in the attached Letter of Transmittal, which terms constitute the “Repurchase Offer.” The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The NAV of the Fund on October 14, 2016 was $14.30 per Share. The market price on October 14, 2016 was $13.75 per Share (a discount of approximately 3.85% to the NAV). You must decide whether to tender Shares prior to the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Offer Pricing Date. The NAV of the Shares can and does fluctuate, and the NAV of the Shares on the Repurchase Offer Pricing Date could be lower or higher than the NAV of the Shares on the date you submit your repurchase request. The Shares have at times traded at a premium to the Fund’s NAV per Share. It may not be in a stockholder’s interest to tender Shares in connection with the Repurchase Offer if the Shares are trading at a premium. The market price of the Shares can and does fluctuate. Accordingly, on December 6, 2016, the Repurchase Offer Pricing Date, the market price of the Shares may be above or below the Fund’s NAV per Share. For the Fund’s most current NAV and market price per Share, please call your broker or financial adviser for stockholders having shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee, or in the case of registered stockholders, please call Computershare Trust Company (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services related to the Repurchase Offer. You may also contact BlackRock Advisors, LLC, the Fund’s investment adviser (the “Adviser”), at 1-800-882-0052 for the Fund’s most current NAV and market price per Share.

3. REPURCHASE FEE. The Shares tendered pursuant to the Repurchase Offer will be subject to a repurchase fee of 2% of the value of the Shares repurchased, which will be deducted from the repurchase price. The repurchase fee is retained by the Fund to reimburse the Fund for expenses directly related to the Repurchase Offer.

4. REPURCHASE OFFER REQUEST DEADLINE. All repurchase requests MUST be received in proper form by your broker or financial adviser, or in the case of registered stockholders, by the Depositary Agent, on or before 5:00 p.m., Eastern Time, on November 22, 2016. Please advise your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, of your intentions in a timely manner. Your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, will tender the Shares you wish to tender to the Fund on your behalf. The Repurchase Offer Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in good order to your broker or financial adviser, or in the case of registered stockholders, to the Depositary Agent, by the Repurchase Offer Request Deadline or (ii) your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, fails to submit your repurchase request to the Fund by the deadline indicated by the Fund, then the Fund will not repurchase your Shares in the Repurchase Offer. You may withdraw or change your repurchase request at any point before the Repurchase Offer Request Deadline.

5. REPURCHASE OFFER PRICING DATE. The NAV per Share for the Repurchase Offer will be determined as of the close of regular trading on the New York Stock Exchange on December 6, 2016, the Repurchase Offer Pricing Date, which is fourteen days following the Repurchase Offer Request Deadline, November 22, 2016. Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may use a repurchase offer pricing date earlier than December 6, 2016 if, on or immediately following the Repurchase Offer Request Deadline, it appears that the use of an earlier repurchase offer pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered.

6. FLUCTUATION IN NET ASSET VALUE BETWEEN THE REPURCHASE OFFER REQUEST DEADLINE AND THE REPURCHASE OFFER PRICING DATE. Stockholders must decide whether to tender their Shares prior to the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Offer Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Offer Request Deadline and the Repurchase Offer Pricing Date, and there can be no assurance that the NAV of the Shares on the Repurchase Offer Pricing Date will be as high as the NAV of the Shares on the date you submit your repurchase request or the Repurchase Offer Request Deadline.

7. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to the Repurchase Offer will be made on or before December 13, 2016. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment. If any tendered Shares are not accepted for payment pursuant to the terms and conditions of the Repurchase Offer for any reason, or are not paid for because of an invalid tender, or if certificates representing Shares are submitted for more Shares than are tendered, if applicable, a Direct Registration System statement, evidencing that shares are held for the tendering stockholder in an electronic book-entry account maintained by the Depositary Agent representing the number of unpurchased Shares will be sent, without expense to the tendering stockholder, as soon as practicable following expiration or withdrawal of the Repurchase Offer. If the Fund is delayed in its acceptance for payment of, or in its payment for, Shares tendered pursuant to the Repurchase Offer, or is unable to accept for payment or pay for Shares tendered pursuant to the Repurchase Offer for any reason, then, without prejudice to the Fund’s rights under the Repurchase Offer, the Depositary Agent may, nevertheless, on behalf of the Fund, retain tendered Shares, and such Shares may not be withdrawn by the tendering stockholders unless and except to the extent tendering stockholders are entitled to withdrawal rights as described in Section 10, “Withdrawal of Shares to Be Repurchased.”

8. CHANGE IN NUMBER OF SHARES REPURCHASED. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Offer Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Repurchase Offer, purchase all Shares so tendered. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Offer Request Deadline is greater than the Repurchase Offer Amount, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Offer Request Deadline.

9. PRO RATA REPURCHASE. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Offer Request Deadline exceeds the number of Shares that the Fund is offering to repurchase (including the Repurchase Offer Amount and any increase over the Repurchase Offer Amount, if the Fund has elected to increase the number of Shares that the Fund is offering to repurchase as described in Section 8, “Change in Number of Shares Repurchased”), the Fund will repurchase the Shares on a pro rata basis, provided, however, that the Fund may accept all Shares tendered by stockholders who own, beneficially or of record, an aggregate of not more than 99 Shares and who tender all of their Shares, before pro rating Shares tendered by other stockholders. This is intended to assist small account “odd lot” stockholders avoid a situation where they may be forced to hold a nominal number of Shares due to the fact that they are unable to tender all their Shares if the Repurchase Offer is oversubscribed. If pro ration is necessary, the Fund will send a notice of pro ration to The Depository Trust and Clearing Corporation for shares held through a broker or financial adviser, and in the case of a registered stockholder, to the Depositary Agent, two to three business days after the Repurchase Offer Request Deadline. The number of Shares each stockholder asked to have repurchased will be reduced by an equal percentage. If any Shares that you wish to have repurchased by the Fund are not repurchased because of pro ration, you will have to wait until the next Fund annual repurchase offer to submit your Shares for repurchase by the Fund. Any subsequent

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repurchase requests made in future Fund annual repurchase offers by stockholders whose Shares are not repurchased in the Repurchase Offer because of pro ration will not be given any priority over other stockholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in the Repurchase Offer, a given Fund annual repurchase offer or in any subsequent Fund annual repurchase offer. In anticipation of the possibility of pro ration, some stockholders may tender more Shares than they wish to have repurchased in a particular Fund annual repurchase offer, thereby increasing the likelihood of pro ration. There is no assurance that you will be able to sell as many of your Shares as you desire to sell in the Repurchase Offer, a given Fund annual repurchase offer or in any subsequent Fund annual repurchase offer.

10. WITHDRAWAL OF SHARES TO BE REPURCHASED. Repurchase requests submitted pursuant to the Repurchase Offer may be modified or withdrawn at any time prior to the Repurchase Offer Request Deadline by submitting notice to your broker or financial adviser, or in the case of a registered stockholder, to the Depositary Agent. In the event you decide to modify or withdraw your tender, you should provide your broker or financial adviser, or in the case of a registered stockholder, the Depositary Agent, with sufficient notice prior to the Repurchase Offer Request Deadline. To be effective, notice to the Depositary Agent must be in writing and must specify the name of the person who executed the particular Letter of Transmittal, the number of Shares to be withdrawn and, if Share certificates have been delivered or otherwise identified to the Depositary Agent, the name of the holder of record and the serial numbers of the certificates representing the Shares to be withdrawn. All questions as to the form and validity, including time of receipt, of notices of withdrawal will be determined by the Fund, in its sole discretion, whose determination will be final and binding. None of the Fund, the Depositary Agent or any other person will be under any duty to give notification of any defects or irregularities in any notice of withdrawal or to incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Repurchase Offer.

11. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone the Repurchase Offer only by a vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons,” as that term is defined in the 1940 Act, and only: (a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”); (b) if the repurchase would cause the Shares to be not listed on any national securities exchange; (c) for any period during which the New York Stock Exchange or any other market in which any securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (d) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (e) for such other periods as the Securities and Exchange Commission may by order permit for the protection of stockholders of the Fund. You will be notified if the Fund suspends or postpones the Repurchase Offer.

12. CERTAIN FEDERAL INCOME TAX CONSEQUENCES. The following discussion is a general summary of certain Federal income tax consequences of a sale of Shares pursuant to the Repurchase Offer. You should consult your own tax advisor for a complete description of the tax consequences to you of a sale of Shares pursuant to the Repurchase Offer.

The sale of Shares pursuant to the Repurchase Offer will be a taxable transaction for Federal income tax purposes, either as a “sale or exchange,” or under certain circumstances, as a “dividend.” In general, the transaction should be treated as a sale or exchange of the Shares under Section 302 of the Code, if the receipt of cash (a) is “substantially disproportionate” with respect to the stockholder, (b) results in a “complete redemption” of the stockholder’s interest, or (c) is “not essentially equivalent to a dividend” with respect to the stockholder. In determining whether any of these tests has been met, Shares actually owned, as well as Shares considered to be owned by the stockholder by reason of certain constructive ownership rules set forth in Section 318 of the Code, generally must be taken into account. A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the stockholder’s proportionate interest in the Fund after all Shares are tendered. A “complete redemption” of a stockholder’s interest generally requires that all Shares of the Fund owned by such stockholder be disposed of. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the stockholder’s proportionate interest in the

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Fund, which should be the case if the stockholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in the stockholder’s proportionate interest in the Fund.

If the sale of your Shares meets any of these three tests for “sale or exchange” treatment, you will recognize gain or loss equal to the difference between the amount of cash received pursuant to the Repurchase Offer and the adjusted tax basis of the Shares sold. Such gain or loss will be a capital gain or loss if the Shares sold have been held by you as a capital asset. In general, capital gain or loss with respect to Shares sold will be long-term capital gain or loss if the holding period for such Shares is more than one year. Any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain) by the stockholder. The allowance of losses may be subject to statutory limitations.

If none of the Code Section 302 tests described above is met, you may be treated as having received, in whole or in part, a taxable dividend, tax-free return of capital or taxable capital gain, depending on (i) whether the Fund has sufficient earnings and profits to support a dividend and (ii) your tax basis in the Shares. In this case, the tax basis in the Shares tendered to the Fund remaining after any return of capital will be transferred to any remaining Shares held by you in the Fund.

The gross proceeds paid to a stockholder or other payee pursuant to the Repurchase Offer may be subject to a backup withholding tax unless either:

(a) the stockholder has provided the stockholder’s taxpayer identification number/social security number, and certifies under penalty of perjury:

(i) that such number is correct, and

(ii) either that (A) the stockholder is exempt from backup withholding, (B) the stockholder is not otherwise subject to backup withholding as a result of a failure to report all interest or dividends, or (C) the Internal Revenue Service (the “IRS”) has notified the stockholder that the stockholder is no longer subject to backup withholding; or

(b) an exception applies under applicable law and Treasury regulations.

Any amounts withheld as backup withholding tax may be refunded or credited against such stockholder's U.S. Federal income tax liability, if any, provided that the required information is furnished to the IRS.

Foreign stockholders may be required to provide Computershare Trust Company, as Depositary Agent, with a completed Form W-8BEN, available from the Depositary Agent, in order to avoid withholding on the gross proceeds received pursuant to the Repurchase Offer.

Unless a reduced rate of withholding or a withholding exemption is available under an applicable tax treaty, a stockholder who is a nonresident alien or a foreign entity may be subject to a 30% United States withholding tax on the gross proceeds received by such stockholder, if the proceeds are treated as a “dividend” under the rules described above. Foreign stockholders should consult their tax advisers regarding application of these withholding rules.

Stockholders who sell their Shares pursuant to the Repurchase Offer may be subject to state, local or non-U.S. taxes. Stockholders are urged to consult their own tax advisers regarding specific questions about the U.S. Federal, state, local and non-U.S. tax consequences to them selling their Shares pursuant to the Repurchase Offer.

13. REQUESTS FOR REPURCHASE IN PROPER FORM. Stockholders having Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee may request to tender some or all of their Shares by contacting their broker or financial adviser at such firm and indicating that they desire to tender their Shares. All repurchase requests MUST be received in proper form by your broker or financial adviser on or before 5:00 p.m., Eastern Time, on November 22, 2016.

Registered stockholders may request to tender some or all of their Shares by delivering or mailing a Letter of Transmittal (together with certificates, if applicable, and other required documents) to the Depositary Agent at the appropriate address and in accordance with the instructions set forth in this

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Repurchase Offer Statement. To tender Shares properly, the certificates representing the Shares being tendered (if applicable), together with a properly completed and duly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal must be received prior to the Repurchase Offer Request Deadline by the Depositary Agent. The method of delivery of the certificates representing Shares being tendered (if applicable), Letter of Transmittal, and any other documents to the Depositary Agent is at the option and risk of the registered stockholder. The registered stockholder has the responsibility to cause the certificates representing Shares being tendered (if applicable), Letter of Transmittal and any other documents to be timely delivered. Letters of Transmittal and certificates representing Shares being tendered (if applicable) should not be sent or delivered directly to the Fund.

All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund or the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or stockholder(s). The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived. None of the Fund, the Depositary Agent, the Adviser or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, its Board of Directors or the Adviser is making any recommendation to any stockholder as to whether to tender or refrain from tendering Shares pursuant to the Repurchase Offer. Each stockholder is urged to read and evaluate the Repurchase Offer Statement and Letter of Transmittal carefully.

No person has been authorized to make any recommendation on behalf of the Fund as to whether stockholders should tender or refrain from tendering Shares pursuant to the Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained in this Repurchase Offer Statement and the attached Letter of Transmittal. If given or made, any such recommendation and any such information and representation must not be relied upon as having been authorized by the Fund, its Board of Directors or the Adviser.

For the Fund’s most recent NAV or market price per Share and other information, call 1-800-882-0052 or contact your broker or financial adviser, or in the case of a registered stockholder, the Depositary Agent.

Date: October 21, 2016

* * *

DEPOSITARY AGENT
For Information Call:

Computershare Trust Company
(800) 699-1236

By Mail:	By Overnight Courier:

Computershare Trust Company, N.A.	Computershare Trust Company, N.A.
Voluntary Corporate Actions	Voluntary Corporate Actions
P.O. Box 43011	250 Royall Street, Suite V
Providence, RI 02940-3011	Canton, MA 02021

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Letter of Transmittal
to Tender Shares of
BlackRock Enhanced Government Fund, Inc.
Pursuant to the Repurchase Offer Statement
October 21, 2016

ALL REPURCHASE REQUESTS MUST BE RECEIVED IN PROPER FORM ON OR
BEFORE 5:00 P.M., EASTERN TIME, ON NOVEMBER 22, 2016.

The Depositary Agent for the Offer is:

Computershare Trust Company

Telephone: (800) 699-1236

By Mail:	By Overnight Courier:

Computershare Trust Company, N.A.	Computershare Trust Company, N.A.
Voluntary Corporate Actions	Voluntary Corporate Actions
P.O. Box 43011	250 Royall Street, Suite V
Providence, RI 02940-3011	Canton, MA 02021

DESCRIPTION OF SHARES TENDERED
Name(s) and Address(es) of
Registered Stockholder(s)
(Please fill in, if blank, exactly as name(s)	Share Certificate(s) and
appear(s) on Share Certificate(s) or	Share(s) Tendered
Direct Registration System statement)	(Attach additional list, if necessary)
		Total Number of	Number of
	Share Certificate	Shares Evidenced By	Shares
	Number(s)*	Share Certificate(s)*	Tendered**

Total Shares

*	Need not be completed by stockholders delivering Shares by book-entry transfer.

**	Unless otherwise indicated, it will be assumed that all Shares evidenced by each Share Certificate (as defined below), if applicable, delivered to the Depositary Agent are being tendered hereby. See Instruction 4.

     This Letter of Transmittal is to be completed by stockholders of BlackRock Enhanced Government Fund, Inc. (the “Purchaser”) if certificates representing Shares (as defined below) are to be forwarded herewith.

DELIVERY OF THIS LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE WILL NOT CONSTITUTE VALID DELIVERY.

THE INSTRUCTIONS ACCOMPANYING THIS LETTER OF TRANSMITTAL SHOULD BE READ
CAREFULLY BEFORE THIS LETTER OF TRANSMITTAL IS COMPLETED.

NOTE: SIGNATURES MUST BE PROVIDED BELOW

Ladies and Gentlemen:

     The undersigned hereby tenders the above-described shares of common stock (“Shares”) of BlackRock Enhanced Government Fund, Inc. pursuant to the Purchaser’s offer to repurchase Shares at the net asset value (“NAV”) per Share on December 6, 2016 subject to a repurchase fee described in the Repurchase Offer Statement (as defined below), net to the seller in cash, upon the terms and subject to all of the conditions set forth in the Repurchase Offer Statement, dated October 21, 2016 (the “Repurchase Offer Statement”), receipt of which is hereby acknowledged, and in this Letter of Transmittal (which, together with the Repurchase Offer Statement and any amendments or supplements hereto or thereto, collectively constitute the “Offer”).

     Upon the terms and subject to the conditions of the Offer (and if the Offer is extended or amended, the terms of any such extension or amendment), and subject to, and effective upon, acceptance for payment of Shares tendered herewith, in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of the Purchaser all right, title and interest in and to all Shares that are being tendered hereby and all dividends, distributions (including, without limitation, distributions of additional Shares) and rights declared, paid or distributed in respect of such Shares on or after December 6, 2016 (collectively, “Distributions”) and irrevocably appoints Computershare Trust Company (the “Depositary Agent”) the true and lawful agent and attorney-in-fact of the undersigned with respect to such Shares (and all Distributions), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to (i) deliver certificates representing such Shares (and all Distributions)(“Share Certificates”), if applicable, together with all accompanying evidences of transfer and authenticity, to or upon the order of the Purchaser, (ii) present such Shares (and all Distributions) for transfer on the books of the Purchaser and (iii) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and all Distributions), all in accordance with the terms of the Offer.

     By executing this Letter of Transmittal, the undersigned hereby irrevocably appoints the Depositary Agent and the Purchaser, and each of them, as the attorneys and proxies of the undersigned, each with full power of substitution, to vote in such manner as each such attorney and proxy or his substitute shall, in its sole discretion, deem proper and otherwise act (by written consent or otherwise) with respect to all Shares tendered hereby which have been accepted for payment by the Purchaser prior to the time of such vote or other action and all Shares and other securities issued in Distributions in respect of such Shares, which the undersigned is entitled to vote at any meeting of stockholders of the Purchaser (whether annual or special and whether or not an adjourned or postponed meeting) or consent in lieu of any such meeting or otherwise. This proxy and power of attorney is coupled with an interest in Shares tendered hereby, is irrevocable and is granted in consideration of, and is effective upon, the acceptance for payment of such Shares by the Purchaser in accordance with the other terms of the Offer. Such acceptance for payment shall revoke all other proxies and powers of attorney granted by the undersigned at any time with respect to such Shares (and all Shares and other securities issued as Distributions in respect of such Shares), and no subsequent proxies, powers of attorney, consents or revocations may be given by the undersigned with respect thereto (and if given will not be deemed effective). The undersigned understands that, in order for Shares (and Distributions) to be deemed validly tendered, immediately upon the

Purchaser’s acceptance of such Shares for payment, the Purchaser must be able to exercise full voting and other rights with respect to such Shares (and any and all Distributions), including, without limitation, voting at any meeting of the Purchaser’s stockholders. The undersigned hereby represents and warrants that the undersigned has full power and authority to tender, sell, assign and transfer Shares tendered hereby and all Distributions, that when such Shares are accepted for payment by the Purchaser, the Purchaser will acquire good, marketable and unencumbered title thereto and to all Distributions, free and clear of all liens, restriction, charges and encumbrances, and that none of such Shares and Distributions will be subject to any adverse claim. The undersigned, upon request, shall execute and deliver all additional documents deemed by the Depositary Agent or the Purchaser to be necessary or desirable to complete the sale, assignment and transfer of Shares tendered hereby and all Distributions. In addition, the undersigned shall remit and transfer promptly to the Depositary Agent for the account of the Purchaser all Distributions in respect of Shares tendered hereby, accompanied by appropriate documentation of transfer, and pending such remittance and transfer or appropriate assurance thereof, the Purchaser shall be entitled to all rights and privileges as owner of each such Distribution and may withhold the entire purchase price of Shares tendered hereby, or deduct from such purchase price, the amount or value of such Distribution as determined by the Purchaser in its sole discretion.

     No authority herein conferred or agreed to be conferred shall be affected by, and all such authority shall survive, the death or incapacity of the undersigned. All obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer Statement, this tender is irrevocable.

     The undersigned understands that the valid tender of Shares pursuant to any one of the procedures described in the Repurchase Offer Statement and in the instructions hereto will constitute the undersigned’s acceptance of the terms and conditions of the Offer. The Purchaser’s acceptance of such Shares for payment will constitute a binding agreement between the undersigned and the Purchaser upon the terms and subject to the conditions of the Offer (and, if the Offer is extended or amended, the terms or conditions of any such extension or amendment).

     Unless otherwise indicated below in the box entitled “Special Payment Instructions,” the undersigned is requesting that the check for the purchase price of all Shares purchased from the undersigned pursuant to the Offer and, if applicable, a Direct Registration System (“DRS”) statement, evidencing Shares held for the undersigned in an electronic book-entry account maintained by the Depositary Agent, representing the number of Shares not tendered or not accepted for payment, be issued in the name(s) of the registered stockholder(s) appearing above under “Description of Shares Tendered”. Similarly, unless otherwise indicated below in the box entitled “Special Delivery Instructions,” the undersigned is requesting that the check for the purchase price of all Shares purchased from the undersigned pursuant to the Offer and, if applicable, a DRS statement, evidencing Shares held for the undersigned in an electronic book-entry account maintained by the Depositary Agent, representing the number of Shares not tendered or not accepted for payment, be mailed to the address of the registered stockholder(s) appearing above under “Description of Shares Tendered.”

     In the event that the boxes below entitled “Special Payment Instructions” and “Special Delivery Instructions” are both completed, the undersigned is requesting that the check for the purchase price of all Shares purchased from the undersigned pursuant to the Offer and, if applicable, a DRS statement, evidencing Shares held for the undersigned in an electronic book-entry account maintained by the Depositary Agent, representing the number of Shares not tendered or not accepted for payment be issued and mailed to the person(s) so indicated. The undersigned recognizes that the Purchaser has no obligation, pursuant to the Special Payment Instructions or the Special Delivery Instructions, to make any payment or to transfer any Shares from the name of the registered stockholder(s) thereof if the Purchaser does not accept for payment any Shares tendered by the undersigned pursuant to the Offer. If Shares are held in book-entry form only, the Shares purchased will be debited from the book-entry account of the undersigned.

SPECIAL PAYMENT INSTRUCTIONS
(See Instructions 1, 5, 6 and 7)

     To be completed ONLY if the check for the purchase price of Shares purchased and, if applicable, a DRS statement, evidencing Shares held for you in an electronic book-entry account maintained by the Depositary Agent representing the number of Shares not tendered or not accepted for payment, are to be issued in the name of someone other than the undersigned.

     Issue Check and DRS Statement to:

Name:
(Please Print)

Address:

(Zip Code)

(Tax Identification or Social Security Number)
(Also Complete Enclosed Form W-9)

SPECIAL DELIVERY INSTRUCTIONS
(See Instructions 1, 5, 6 and 7)

     To be completed ONLY if the check for the purchase price of Shares purchased and, if applicable, a DRS statement, evidencing Shares held for you in an electronic book-entry account maintained by the Depositary Agent representing the number of Shares not tendered or not accepted for payment, are to be mailed to someone other than the undersigned, or to the undersigned at an address other than that shown under “Description of Shares Tendered.”

     Mail Check and DRS Statement to:

Name:
(Please Print)

Address:

(Zip Code)

(Tax Identification or Social Security Number)
(Also Complete Enclosed Form W-9)

IMPORTANT

STOCKHOLDERS,

SIGN HERE:
(Please Also Complete Enclosed Form W-9)

Signature(s) of Stockholder(s)

Dated: _____________, 2016.

(Must be signed by registered stockholder(s) exactly as name(s) appear(s) on Share Certificates, Direct Registration System statement or on a security position listing by person(s) authorized to become registered stockholder(s) by certificates and documents transmitted herewith. If signature is by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, please provide the following information and see Instruction 5.)

Name(s):
Please Print

Capacity (full title):

Address:
Include Zip Code

Daytime Area Code and Telephone No.:

Taxpayer Identification or

Social Security No.:
(Also Complete Enclosed Form W-9)

GUARANTEE OF SIGNATURE(S)
(See Instructions 1 and 5)

FOR USE BY FINANCIAL INSTITUTIONS ONLY.
FINANCIAL INSTITUTIONS: PLACE MEDALLION
GUARANTEE IN SPACE BELOW

INSTRUCTIONS

Forming Part of the Terms and Conditions of the Offer

     1. Guarantee of Signatures. All signatures on this Letter of Transmittal must be guaranteed by a firm which is a member of the Securities Transfer Agents Medallion Program, or by any other “eligible guarantor institution,” as such term is defined in Rule 17Ad-15 promulgated under the Securities Exchange Act of 1934, as amended (each of the foregoing being an “Eligible Institution”) unless (i) this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby and such stockholder(s) has (have) not completed the box entitled “Special Payment Instructions” or “Special Delivery Instructions” in this Letter of Transmittal or (ii) such Shares are tendered for the account of an Eligible Institution. See Instruction 5.

     2. Delivery of Letter of Transmittal and Shares. This Letter of Transmittal is to be used only if Shares being tendered are to be forwarded herewith or if Shares being tendered are held in book-entry form on the books of the Depositary Agent. Share Certificates evidencing all physically tendered Shares, as well as a properly completed and duly executed Letter of Transmittal and any other documents required by this Letter of Transmittal, must be received by the Depositary Agent at one of its addresses set forth below prior to the Repurchase Offer Request Deadline (as defined in Section 1 of the Repurchase Offer Statement). If Share Certificates are forwarded to the Depositary Agent in multiple deliveries, a properly completed and duly executed Letter of Transmittal must accompany each such delivery. If Shares are held in book-entry form, please indicate the number of Shares being tendered in the box titled “Number of Shares Tendered” on this Letter of Transmittal.

     The method of delivery of this Letter of Transmittal, Shares and all other required documents is at the option and risk of the tendering stockholder, and the delivery will be deemed made only when actually received by the Depositary Agent. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. In all cases, sufficient time should be allowed to ensure timely delivery.

     No alternative, conditional or contingent tenders will be accepted and no fractional Shares will be purchased. By execution of this Letter of Transmittal, all tendering stockholders waive any right to receive any notice of the acceptance of their Shares for payment.

     3. Inadequate Space. If the space provided under “Description of Shares Tendered” is inadequate, the Share Certificate numbers (if applicable), the number of Shares evidenced by such Share Certificates (if applicable) and the number of Shares tendered should be listed on a separate signed schedule and attached hereto.

     4. Partial Tenders. If fewer than all Shares evidenced by any Share Certificate delivered to the Depositary Agent herewith are to be tendered hereby, fill in the number of Shares that are to be tendered in the box entitled “Number of Shares Tendered.” In such cases, a DRS statement evidencing the remainder of Shares that were evidenced by the Share Certificates delivered to the Depositary Agent herewith will be sent to the person(s) signing this Letter of Transmittal, unless otherwise provided in the box entitled “Special Delivery Instructions,” as soon as practicable after the Repurchase Offer Request Deadline or the termination of the Offer. All Shares evidenced by Share Certificates delivered to the Depositary Agent will be deemed to have been tendered unless otherwise indicated.

     5. Signatures on Letter of Transmittal; Stock Powers and Endorsements. If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, the signature(s) must correspond with the name(s) as written on the face of the Share Certificates or DRS statement, evidencing such Shares without alteration, enlargement or any other change whatsoever.

     If any Shares tendered hereby are held of record by two or more persons, all such persons must sign this Letter of Transmittal.

     If any Shares tendered hereby are registered in different names, it will be necessary to complete, sign and submit as many separate Letters of Transmittal as there are different registrations of such Shares.

     If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, no endorsements of Share Certificates or separate stock powers are required, unless payment is to be made to, or DRS statements evidencing Shares not tendered or not accepted for payment are to be issued in the name of, a person other than the registered stockholder(s). If this Letter of Transmittal is signed by a person other than the registered stockholder(s) of the Shares tendered, the Share(s) tendered hereby must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered stockholder(s) appear(s) on the Share Certificate(s) or DRS statement. Signatures on such Share Certificate(s) and stock powers must be guaranteed by an Eligible Institution.

     If this Letter of Transmittal or any Share Certificate or stock power is signed by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, such person should so indicate when signing, and proper evidence satisfactory to the Purchaser, in its sole discretion, of such person’s authority so to act must be submitted.

     6. Stock Transfer Taxes. Stock transfer taxes may be applicable under certain circumstances. You should consult your own tax advisor for a complete description of the tax consequences to you of any sale of transfer of Shares pursuant to the Offer.

     7. Special Payment and Delivery Instructions. If a check for the purchase price of any Shares tendered hereby is to be issued in the name of, and/or DRS statements evidencing Shares not tendered or not accepted for payment are to be issued in the name of and/or returned to, a person other than the person(s) signing this Letter of Transmittal or if such check or any such DRS statements are to be sent to a person other than the signer of this Letter of Transmittal or to the person(s) signing this Letter of Transmittal but at an address other than that shown in the box entitled “Description of Shares Tendered,” the boxes entitled “Special Payment Instructions” and “Special Delivery Instructions” herein, as appropriate, must be completed.

     8. Questions and Requests for Assistance or Additional Copies. Questions and requests for assistance may be directed to the Depositary Agent at the address or telephone number set forth below. Additional copies of the Repurchase Offer Statement, this Letter of Transmittal, and the Guidelines for Certification of Taxpayer Identification Number on Form W-9 may be obtained from the Depositary Agent.

     9. Important Tax Information. Under Federal income tax law, a stockholder whose tendered Shares are accepted for payment is required by law to provide the Depositary Agent (as payer) with the stockholder’s correct taxpayer identification number, which is accomplished by completing and signing the enclosed Form W-9.

     This Letter of Transmittal and, if applicable, Share Certificates and any other required documents should be sent or delivered by each stockholder or such stockholder’s broker, dealer, commercial bank, trust company or other nominee to the Depositary Agent at one of its addresses set forth below:

The Depositary Agent for the Offer is:

Telephone: (800) 699-1236

By Mail:	By Overnight Courier:

Computershare Trust Company, N.A.	Computershare Trust Company, N.A.
Voluntary Corporate Actions	Voluntary Corporate Actions
P.O. Box 43011	250 Royall Street, Suite V
Providence, RI 02940-3011	Canton, MA 02021

Questions or requests for assistance may be directed to the Depositary Agent at its respective address above, and at its telephone number listed below.

Additional copies of the Repurchase Offer Statement and this Letter of Transmittal may be obtained from the Depositary Agent.

A stockholder may also contact brokers, dealers, commercial banks or trust companies for assistance concerning the Offer.

For Information call:
Computershare Trust Company
(800) 699-1236

Form W-9 (Rev. December 2014) Department of the Treasury Internal Revenue Service	Request for Taxpayer Identification Number and Certification	Give Form to the requester. Do not send to the IRS.
Print or type See Specific Instructions on page 2.	1 Name (as shown on your income tax return). Name is required on this line; do not leave this line blank.
2 Business name/disregarded entity name, if different from above

3 Check appropriate box for federal tax classification; check only one of the following seven boxes:

☐  Individual/sole proprietor or       ☐  C Corporation      ☐  S Corporation    ☐  Partnership      ☐  Trust/estate
single-member LLC

☐  Limited liability company. Enter the tax classification (C=C corporation, S=S corporation, P=partnership) „______

Note. For a single-member LLC that is disregarded, do not check LLC; check the appropriate box in the line above for the tax classification of the single-member owner.

☐  Other (see instructions) „

4 Exemptions (codes apply only to certain entities, not individuals; see instructions on page 3):

Exempt payee code (if any) ________

Exemption from FATCA reporting code (if any) _______________

(Applies to accounts maintained outside the U.S.)

	5 Address (number, street, and apt. or suite no.)	Requester’s name and address (optional)
6 City, state, and ZIP code
7 List account number(s) here (optional)

Part I	Taxpayer Identification Number (TIN)

Enter your TIN in the appropriate box. The TIN provided must match the name given on line 1 to avoid backup withholding. For individuals, this is generally your social security number (SSN). However, for a resident alien, sole proprietor, or disregarded entity, see the Part I instructions on page 3. For other entities, it is your employer identification number (EIN). If you do not have a number, see How to get a TIN on page 3.

Note. If the account is in more than one name, see the instructions for line 1 and the chart on page 4 for guidelines on whose number to enter.

Social security number
–	–

or

Employer identification number
–

Part II	Certification

Under penalties of perjury, I certify that:

1.	The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me); and
2.	I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and
3.	I am a U.S. citizen or other U.S. person (defined below); and
4.	The FATCA code(s) entered on this form (if any) indicating that I am exempt from FATCA reporting is correct.

Certification instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. For real estate transactions, item 2 does not apply. For mortgage interest paid, acquisition or abandonment of secured property, cancellation of debt, contributions to an individual retirement arrangement (IRA), and generally, payments other than interest and dividends, you are not required to sign the certification, but you must provide your correct TIN. See the instructions on page 3.

Sign Here	Signature of U.S. person „	Date „

General Instructions

Section references are to the Internal Revenue Code unless otherwise noted.

Future developments. Information about developments affecting Form W-9 (such as legislation enacted after we release it) is at www.irs.gov/fw9.

Purpose of Form

An individual or entity (Form W-9 requester) who is required to file an information return with the IRS must obtain your correct taxpayer identification number (TIN) which may be your social security number (SSN), individual taxpayer identification number (ITIN), adoption taxpayer identification number (ATIN), or employer identification number (EIN), to report on an information return the amount paid to you, or other amount reportable on an information return. Examples of information returns include, but are not limited to, the following:

• Form 1099-INT (interest earned or paid)

• Form 1099-DIV (dividends, including those from stocks or mutual funds)

• Form 1099-MISC (various types of income, prizes, awards, or gross proceeds)

• Form 1099-B (stock or mutual fund sales and certain other transactions by brokers)

• Form 1099-S (proceeds from real estate transactions)

• Form 1099-K (merchant card and third party network transactions)

• Form 1098 (home mortgage interest), 1098-E (student loan interest), 1098-T (tuition)

• Form 1099-C (canceled debt)

• Form 1099-A (acquisition or abandonment of secured property)

Use Form W-9 only if you are a U.S. person (including a resident alien), to provide your correct TIN.

If you do not return Form W-9 to the requester with a TIN, you might be subject to backup withholding. See What is backup withholding? on page 2.

By signing the filled-out form, you:

1. Certify that the TIN you are giving is correct (or you are waiting for a number to be issued),

2. Certify that you are not subject to backup withholding, or

3. Claim exemption from backup withholding if you are a U.S. exempt payee. If applicable, you are also certifying that as a U.S. person, your allocable share of any partnership income from a U.S. trade or business is not subject to the withholding tax on foreign partners' share of effectively connected income, and

4. Certify that FATCA code(s) entered on this form (if any) indicating that you are exempt from the FATCA reporting, is correct. See What is FATCA reporting? on page 2 for further information.

Cat. No. 10231X	Form W-9 (Rev. 12-2014)

Form W-9 (Rev. 12-2014)	Page 2

Note. If you are a U.S. person and a requester gives you a form other than Form W-9 to request your TIN, you must use the requester’s form if it is substantially similar to this Form W-9.

Definition of a U.S. person. For federal tax purposes, you are considered a U.S. person if you are:

• An individual who is a U.S. citizen or U.S. resident alien;

• A partnership, corporation, company, or association created or organized in the United States or under the laws of the United States;

• An estate (other than a foreign estate); or

• A domestic trust (as defined in Regulations section 301.7701-7).

Special rules for partnerships. Partnerships that conduct a trade or business in the United States are generally required to pay a withholding tax under section 1446 on any foreign partners’ share of effectively connected taxable income from such business. Further, in certain cases where a Form W-9 has not been received, the rules under section 1446 require a partnership to presume that a partner is a foreign person, and pay the section 1446 withholding tax. Therefore, if you are a U.S. person that is a partner in a partnership conducting a trade or business in the United States, provide Form W-9 to the partnership to establish your U.S. status and avoid section 1446 withholding on your share of partnership income.

In the cases below, the following person must give Form W-9 to the partnership for purposes of establishing its U.S. status and avoiding withholding on its allocable share of net income from the partnership conducting a trade or business in the United States:

• In the case of a disregarded entity with a U.S. owner, the U.S. owner of the disregarded entity and not the entity;

• In the case of a grantor trust with a U.S. grantor or other U.S. owner, generally, the U.S. grantor or other U.S. owner of the grantor trust and not the trust; and

• In the case of a U.S. trust (other than a grantor trust), the U.S. trust (other than a grantor trust) and not the beneficiaries of the trust.

Foreign person. If you are a foreign person or the U.S. branch of a foreign bank that has elected to be treated as a U.S. person, do not use Form W-9. Instead, use the appropriate Form W-8 or Form 8233 (see Publication 515, Withholding of Tax on Nonresident Aliens and Foreign Entities).

Nonresident alien who becomes a resident alien. Generally, only a nonresident alien individual may use the terms of a tax treaty to reduce or eliminate U.S. tax on certain types of income. However, most tax treaties contain a provision known as a “saving clause.” Exceptions specified in the saving clause may permit an exemption from tax to continue for certain types of income even after the payee has otherwise become a U.S. resident alien for tax purposes.

If you are a U.S. resident alien who is relying on an exception contained in the saving clause of a tax treaty to claim an exemption from U.S. tax on certain types of income, you must attach a statement to Form W-9 that specifies the following five items:

1. The treaty country. Generally, this must be the same treaty under which you claimed exemption from tax as a nonresident alien.

2. The treaty article addressing the income.

3. The article number (or location) in the tax treaty that contains the saving clause and its exceptions.

4. The type and amount of income that qualifies for the exemption from tax.

5. Sufficient facts to justify the exemption from tax under the terms of the treaty article.

Example. Article 20 of the U.S.-China income tax treaty allows an exemption from tax for scholarship income received by a Chinese student temporarily present in the United States. Under U.S. law, this student will become a resident alien for tax purposes if his or her stay in the United States exceeds 5 calendar years. However, paragraph 2 of the first Protocol to the U.S.-China treaty (dated April 30, 1984) allows the provisions of Article 20 to continue to apply even after the Chinese student becomes a resident alien of the United States. A Chinese student who qualifies for this exception (under paragraph 2 of the first protocol) and is relying on this exception to claim an exemption from tax on his or her scholarship or fellowship income would attach to Form W-9 a statement that includes the information described above to support that exemption.

If you are a nonresident alien or a foreign entity, give the requester the appropriate completed Form W-8 or Form 8233.

Backup Withholding

What is backup withholding? Persons making certain payments to you must under certain conditions withhold and pay to the IRS 28% of such payments. This is called “backup withholding.” Payments that may be subject to backup withholding include interest, tax-exempt interest, dividends, broker and barter exchange transactions, rents, royalties, nonemployee pay, payments made in settlement of payment card and third party network transactions, and certain payments from fishing boat operators. Real estate transactions are not subject to backup withholding.

You will not be subject to backup withholding on payments you receive if you give the requester your correct TIN, make the proper certifications, and report all your taxable interest and dividends on your tax return.

Payments you receive will be subject to backup withholding if:

1. You do not furnish your TIN to the requester,

2. You do not certify your TIN when required (see the Part II instructions on page 3 for details),

3. The IRS tells the requester that you furnished an incorrect TIN,

4. The IRS tells you that you are subject to backup withholding because you did not report all your interest and dividends on your tax return (for reportable interest and dividends only), or

5. You do not certify to the requester that you are not subject to backup withholding under 4 above (for reportable interest and dividend accounts opened after 1983 only).

Certain payees and payments are exempt from backup withholding. See Exempt payee code on page 3 and the separate Instructions for the Requester of Form W-9 for more information.

Also see Special rules for partnerships above.

What is FATCA reporting?

The Foreign Account Tax Compliance Act (FATCA) requires a participating foreign financial institution to report all United States account holders that are specified United States persons. Certain payees are exempt from FATCA reporting. See Exemption from FATCA reporting code on page 3 and the Instructions for the Requester of Form W-9 for more information.

Updating Your Information

You must provide updated information to any person to whom you claimed to be an exempt payee if you are no longer an exempt payee and anticipate receiving reportable payments in the future from this person. For example, you may need to provide updated information if you are a C corporation that elects to be an S corporation, or if you no longer are tax exempt. In addition, you must furnish a new Form W-9 if the name or TIN changes for the account; for example, if the grantor of a grantor trust dies.

Penalties

Failure to furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

Civil penalty for false information with respect to withholding. If you make a false statement with no reasonable basis that results in no backup withholding, you are subject to a $500 penalty.

Criminal penalty for falsifying information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

Misuse of TINs. If the requester discloses or uses TINs in violation of federal law, the requester may be subject to civil and criminal penalties.

Specific Instructions

Line 1

You must enter one of the following on this line; do not leave this line blank. The name should match the name on your tax return.

If this Form W-9 is for a joint account, list first, and then circle, the name of the person or entity whose number you entered in Part I of Form W-9.

a. Individual. Generally, enter the name shown on your tax return. If you have changed your last name without informing the Social Security Administration (SSA) of the name change, enter your first name, the last name as shown on your social security card, and your new last name.

Note. ITIN applicant: Enter your individual name as it was entered on your Form W-7 application, line 1a. This should also be the same as the name you entered on the Form 1040/1040A/1040EZ you filed with your application.

b. Sole proprietor or single-member LLC. Enter your individual name as shown on your 1040/1040A/1040EZ on line 1. You may enter your business, trade, or “doing business as” (DBA) name on line 2.

c. Partnership, LLC that is not a single-member LLC, C Corporation, or S Corporation. Enter the entity's name as shown on the entity's tax return on line 1 and any business, trade, or DBA name on line 2.

d. Other entities. Enter your name as shown on required U.S. federal tax documents on line 1. This name should match the name shown on the charter or other legal document creating the entity. You may enter any business, trade, or DBA name on line 2.

e. Disregarded entity. For U.S. federal tax purposes, an entity that is disregarded as an entity separate from its owner is treated as a “disregarded entity.” See Regulations section 301.7701-2(c)(2)(iii). Enter the owner's name on line 1. The name of the entity entered on line 1 should never be a disregarded entity. The name on line 1 should be the name shown on the income tax return on which the income should be reported. For example, if a foreign LLC that is treated as a disregarded entity for U.S. federal tax purposes has a single owner that is a U.S. person, the U.S. owner's name is required to be provided on line 1. If the direct owner of the entity is also a disregarded entity, enter the first owner that is not disregarded for federal tax purposes. Enter the disregarded entity's name on line 2, “Business name/disregarded entity name.” If the owner of the disregarded entity is a foreign person, the owner must complete an appropriate Form W-8 instead of a Form W-9. This is the case even if the foreign person has a U.S. TIN.

Form W-9 (Rev. 12-2014)	Page 3

Line 2

If you have a business name, trade name, DBA name, or disregarded entity name, you may enter it on line 2.

Line 3

Check the appropriate box in line 3 for the U.S. federal tax classification of the person whose name is entered on line 1. Check only one box in line 3.

Limited Liability Company (LLC). If the name on line 1 is an LLC treated as a partnership for U.S. federal tax purposes, check the “Limited Liability Company” box and enter “P” in the space provided. If the LLC has filed Form 8832 or 2553 to be taxed as a corporation, check the “Limited Liability Company” box and in the space provided enter “C” for C corporation or “S” for S corporation. If it is a single-member LLC that is a disregarded entity, do not check the “Limited Liability Company” box; instead check the first box in line 3 “Individual/sole proprietor or single-member LLC.”

Line 4, Exemptions

If you are exempt from backup withholding and/or FATCA reporting, enter in the appropriate space in line 4 any code(s) that may apply to you.

Exempt payee code.

• Generally, individuals (including sole proprietors) are not exempt from backup withholding.

• Except as provided below, corporations are exempt from backup withholding for certain payments, including interest and dividends.

• Corporations are not exempt from backup withholding for payments made in settlement of payment card or third party network transactions.

• Corporations are not exempt from backup withholding with respect to attorneys' fees or gross proceeds paid to attorneys, and corporations that provide medical or health care services are not exempt with respect to payments reportable on Form 1099-MISC.

The following codes identify payees that are exempt from backup withholding. Enter the appropriate code in the space in line 4.

1—An organization exempt from tax under section 501(a), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401(f)(2)

2—The United States or any of its agencies or instrumentalities

3—A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions or instrumentalities

4—A foreign government or any of its political subdivisions, agencies, or instrumentalities

5—A corporation

6—A dealer in securities or commodities required to register in the United States, the District of Columbia, or a U.S. commonwealth or possession

7—A futures commission merchant registered with the Commodity Futures Trading Commission

8—A real estate investment trust

9—An entity registered at all times during the tax year under the Investment Company Act of 1940

10—A common trust fund operated by a bank under section 584(a)

11—A financial institution

12—A middleman known in the investment community as a nominee or custodian

13—A trust exempt from tax under section 664 or described in section 4947

The following chart shows types of payments that may be exempt from backup withholding. The chart applies to the exempt payees listed above, 1 through 13.

IF the payment is for …	THEN the payment is exempt for …
Interest and dividend payments	All exempt payees except for 7
Broker transactions	Exempt payees 1 through 4 and 6 through 11 and all C corporations. S corporations must not enter an exempt payee code because they are exempt only for sales of noncovered securities acquired prior to 2012.
Barter exchange transactions and patronage dividends	Exempt payees 1 through 4
Payments over $600 required to be reported and direct sales over $5,000[1]	Generally, exempt payees 1 through 5[2]
Payments made in settlement of payment card or third party network transactions	Exempt payees 1 through 4
[1]	See Form 1099-MISC, Miscellaneous Income, and its instructions.
[2]	However, the following payments made to a corporation and reportable on Form 1099-MISC are not exempt from backup withholding: medical and health care payments, attorneys' fees, gross proceeds paid to an attorney reportable under section 6045(f), and payments for services paid by a federal executive agency.

Exemption from FATCA reporting code. The following codes identify payees that are exempt from reporting under FATCA. These codes apply to persons submitting this form for accounts maintained outside of the United States by certain foreign financial institutions. Therefore, if you are only submitting this form for an account you hold in the United States, you may leave this field blank. Consult with the person requesting this form if you are uncertain if the financial institution is subject to these requirements. A requester may indicate that a code is not required by providing you with a Form W-9 with “Not Applicable” (or any similar indication) written or printed on the line for a FATCA exemption code.

A—An organization exempt from tax under section 501(a) or any individual retirement plan as defined in section 7701(a)(37)

B—The United States or any of its agencies or instrumentalities

C—A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions or instrumentalities

D—A corporation the stock of which is regularly traded on one or more established securities markets, as described in Regulations section 1.1472-1(c)(1)(i)

E—A corporation that is a member of the same expanded affiliated group as a corporation described in Regulations section 1.1472-1(c)(1)(i)

F—A dealer in securities, commodities, or derivative financial instruments (including notional principal contracts, futures, forwards, and options) that is registered as such under the laws of the United States or any state

G—A real estate investment trust

H—A regulated investment company as defined in section 851 or an entity registered at all times during the tax year under the Investment Company Act of 1940

I—A common trust fund as defined in section 584(a)

J—A bank as defined in section 581

K—A broker

L—A trust exempt from tax under section 664 or described in section 4947(a)(1)

M—A tax exempt trust under a section 403(b) plan or section 457(g) plan

Note. You may wish to consult with the financial institution requesting this form to determine whether the FATCA code and/or exempt payee code should be completed.

Line 5

Enter your address (number, street, and apartment or suite number). This is where the requester of this Form W-9 will mail your information returns.

Line 6

Enter your city, state, and ZIP code.

Part I. Taxpayer Identification Number (TIN)

Enter your TIN in the appropriate box. If you are a resident alien and you do not have and are not eligible to get an SSN, your TIN is your IRS individual taxpayer identification number (ITIN). Enter it in the social security number box. If you do not have an ITIN, see How to get a TIN below.

If you are a sole proprietor and you have an EIN, you may enter either your SSN or EIN. However, the IRS prefers that you use your SSN.

If you are a single-member LLC that is disregarded as an entity separate from its owner (see Limited Liability Company (LLC) on this page), enter the owner’s SSN (or EIN, if the owner has one). Do not enter the disregarded entity’s EIN. If the LLC is classified as a corporation or partnership, enter the entity’s EIN.

Note. See the chart on page 4 for further clarification of name and TIN combinations.

How to get a TIN. If you do not have a TIN, apply for one immediately. To apply for an SSN, get Form SS-5, Application for a Social Security Card, from your local SSA office or get this form online at www.ssa.gov. You may also get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification Number, to apply for an ITIN, or Form SS-4, Application for Employer Identification Number, to apply for an EIN. You can apply for an EIN online by accessing the IRS website at www.irs.gov/businesses and clicking on Employer Identification Number (EIN) under Starting a Business. You can get Forms W-7 and SS-4 from the IRS by visiting IRS.gov or by calling 1-800-TAX-FORM (1-800-829-3676).

If you are asked to complete Form W-9 but do not have a TIN, apply for a TIN and write “Applied For” in the space for the TIN, sign and date the form, and give it to the requester. For interest and dividend payments, and certain payments made with respect to readily tradable instruments, generally you will have 60 days to get a TIN and give it to the requester before you are subject to backup withholding on payments. The 60-day rule does not apply to other types of payments. You will be subject to backup withholding on all such payments until you provide your TIN to the requester.

Note. Entering “Applied For” means that you have already applied for a TIN or that you intend to apply for one soon.

Caution: A disregarded U.S. entity that has a foreign owner must use the appropriate Form W-8.

Form W-9 (Rev. 12-2014)	Page 4

Part II. Certification

To establish to the withholding agent that you are a U.S. person, or resident alien, sign Form W-9. You may be requested to sign by the withholding agent even if items 1, 4, or 5 below indicate otherwise.

For a joint account, only the person whose TIN is shown in Part I should sign (when required). In the case of a disregarded entity, the person identified on line 1 must sign. Exempt payees, see Exempt payee code earlier.

Signature requirements. Complete the certification as indicated in items 1 through 5 below.

1. Interest, dividend, and barter exchange accounts opened before 1984 and broker accounts considered active during 1983. You must give your correct TIN, but you do not have to sign the certification.

2. Interest, dividend, broker, and barter exchange accounts opened after 1983 and broker accounts considered inactive during 1983. You must sign the certification or backup withholding will apply. If you are subject to backup withholding and you are merely providing your correct TIN to the requester, you must cross out item 2 in the certification before signing the form.

3. Real estate transactions. You must sign the certification. You may cross out item 2 of the certification.

4. Other payments. You must give your correct TIN, but you do not have to sign the certification unless you have been notified that you have previously given an incorrect TIN. “Other payments” include payments made in the course of the requester’s trade or business for rents, royalties, goods (other than bills for merchandise), medical and health care services (including payments to corporations), payments to a nonemployee for services, payments made in settlement of payment card and third party network transactions, payments to certain fishing boat crew members and fishermen, and gross proceeds paid to attorneys (including payments to corporations).

5. Mortgage interest paid by you, acquisition or abandonment of secured property, cancellation of debt, qualified tuition program payments (under section 529), IRA, Coverdell ESA, Archer MSA or HSA contributions or distributions, and pension distributions. You must give your correct TIN, but you do not have to sign the certification.

What Name and Number To Give the Requester

For this type of account:	Give name and SSN of:
1. Individual	The individual
2. Two or more individuals (joint account)	The actual owner of the account or, if combined funds, the first individual on the account[1]
3. Custodian account of a minor (Uniform Gift to Minors Act)	The minor[2]
4. a. The usual revocable savings trust (grantor is also trustee) b. So-called trust account that is not a legal or valid trust under state law	The grantor-trustee[1] The actual owner[1]
5. Sole proprietorship or disregarded entity owned by an individual	The owner[3]
6. Grantor trust filing under Optional Form 1099 Filing Method 1 (see Regulations section 1.671-4(b)(2)(i) (A))	The grantor*
For this type of account:	Give name and EIN of:
7. Disregarded entity not owned by an individual	The owner
8. A valid trust, estate, or pension trust	Legal entity[4]
9. Corporation or LLC electing corporate status on Form 8832 or Form 2553	The corporation
10. Association, club, religious, charitable, educational, or other tax-exempt organization	The organization
11. Partnership or multi-member LLC	The partnership
12. A broker or registered nominee	The broker or nominee
13. Account with the Department of Agriculture in the name of a public entity (such as a state or local government, school district, or prison) that receives agricultural program payments	The public entity
14. Grantor trust filing under the Form 1041 Filing Method or the Optional Form 1099 Filing Method 2 (see Regulations section 1.671-4(b) (2)(i) (B))	The trust
[1]	List first and circle the name of the person whose number you furnish. If only one person on a joint account has an SSN, that person’s number must be furnished.
[2]	Circle the minor’s name and furnish the minor’s SSN.
[3]	You must show your individual name and you may also enter your business or DBA name on the “Business name/disregarded entity” name line. You may use either your SSN or EIN (if you have one), but the IRS encourages you to use your SSN.
[4]	List first and circle the name of the trust, estate, or pension trust. (Do not furnish the TIN of the personal representative or trustee unless the legal entity itself is not designated in the account title.) Also see Special rules for partnerships on page 2.

*Note. Grantor also must provide a Form W-9 to trustee of trust.

Note. If no name is circled when more than one name is listed, the number will be considered to be that of the first name listed.

Secure Your Tax Records from Identity Theft

Identity theft occurs when someone uses your personal information such as your name, SSN, or other identifying information, without your permission, to commit fraud or other crimes. An identity thief may use your SSN to get a job or may file a tax return using your SSN to receive a refund.

To reduce your risk:

• Protect your SSN,

• Ensure your employer is protecting your SSN, and

• Be careful when choosing a tax preparer.

If your tax records are affected by identity theft and you receive a notice from the IRS, respond right away to the name and phone number printed on the IRS notice or letter.

If your tax records are not currently affected by identity theft but you think you are at risk due to a lost or stolen purse or wallet, questionable credit card activity or credit report, contact the IRS Identity Theft Hotline at 1-800-908-4490 or submit Form 14039.

For more information, see Publication 4535, Identity Theft Prevention and Victim Assistance.

Victims of identity theft who are experiencing economic harm or a system problem, or are seeking help in resolving tax problems that have not been resolved through normal channels, may be eligible for Taxpayer Advocate Service (TAS) assistance. You can reach TAS by calling the TAS toll-free case intake line at 1-877-777-4778 or TTY/TDD 1-800-829-4059.

Protect yourself from suspicious emails or phishing schemes. Phishing is the creation and use of email and websites designed to mimic legitimate business emails and websites. The most common act is sending an email to a user falsely claiming to be an established legitimate enterprise in an attempt to scam the user into surrendering private information that will be used for identity theft.

The IRS does not initiate contacts with taxpayers via emails. Also, the IRS does not request personal detailed information through email or ask taxpayers for the PIN numbers, passwords, or similar secret access information for their credit card, bank, or other financial accounts.

If you receive an unsolicited email claiming to be from the IRS, forward this message to phishing@irs.gov. You may also report misuse of the IRS name, logo, or other IRS property to the Treasury Inspector General for Tax Administration (TIGTA) at 1-800-366-4484. You can forward suspicious emails to the Federal Trade Commission at: spam@uce.gov or contact them at www.ftc.gov/idtheft or 1-877-IDTHEFT (1-877-438-4338).

Visit IRS.gov to learn more about identity theft and how to reduce your risk.

Privacy Act Notice

Section 6109 of the Internal Revenue Code requires you to provide your correct TIN to persons (including federal agencies) who are required to file information returns with the IRS to report interest, dividends, or certain other income paid to you; mortgage interest you paid; the acquisition or abandonment of secured property; the cancellation of debt; or contributions you made to an IRA, Archer MSA, or HSA. The person collecting this form uses the information on the form to file information returns with the IRS, reporting the above information. Routine uses of this information include giving it to the Department of Justice for civil and criminal litigation and to cities, states, the District of Columbia, and U.S. commonwealths and possessions for use in administering their laws. The information also may be disclosed to other countries under a treaty, to federal and state agencies to enforce civil and criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Under section 3406, payers must generally withhold a percentage of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to the payer. Certain penalties may also apply for providing false or fraudulent information.